UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM N-CSRS

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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

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 623 Fifth Avenue, 15th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Name and address of agent for service)

With a copy to:

Daphne Tippens Chisolm, Esq.

Law Offices of DT Chisolm, P.C.

11524 C Providence Road, Suite 236

Charlotte, NC 28277

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2013

Date of reporting period: May 31, 2013

Item 1.      Reports to Stockholders.

Global X MLP ETF (ticker: MLPA)

Global X Junior MLP ETF (ticker: MLPJ)

Semi-Annual Report

May 31, 2013

Table of Contents

Schedule of Investments
Global X MLP ETF	1
Global X Junior MLP ETF	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Disclosure of Fund Expenses (unaudited)	20
Approval of Investment Advisory Agreement (unaudited)	21
Supplemental Information (unaudited)	24

The Funds file their complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Form N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments	May 31, 2013 (Unaudited)

Global X MLP ETF

† Percentages based on total investments.

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 103.6%
Basic Materials — 5.3%
Alliance Resource Partners	11,136	$804,910
Natural Resource Partners	36,425	810,456
PVR Partners	62,876	1,619,686
		3,235,052
Oil & Gas — 98.3%
Access Midstream Partners	58,273	2,506,905
AmeriGas Partners	33,819	1,589,493
Atlas Pipeline Partners	30,711	1,142,756
Boardwalk Pipeline Partners	62,432	1,847,987
Buckeye Partners	52,203	3,452,706
Cheniere Energy Partners	36,117	1,119,266
El Paso Pipeline Partners	68,499	2,814,624
Enbridge Energy Partners	107,620	3,175,866
Energy Transfer Partners	63,718	3,097,332
Enterprise Products Partners	53,426	3,172,970
EV Energy Partner	22,025	838,272
Genesis Energy	32,582	1,633,987
Inergy	60,497	1,409,580
Kinder Morgan Energy Partners	35,673	2,975,128
Magellan Midstream Partners	61,263	3,185,063
MarkWest Energy Partners	51,466	3,388,522
Northern Tier Energy	16,617	394,654
NuStar Energy	40,441	1,884,146
ONEOK Partners	56,147	2,906,169
Plains All American Pipeline	55,969	3,144,338
Regency Energy Partners	72,797	1,866,515
Spectra Energy Partners	22,277	793,284
Suburban Propane Partners	29,633	1,399,863
Sunoco Logistics Partners	37,536	2,272,430
Targa Resources Partners	47,884	2,227,085
TC Pipelines	19,525	850,704
Western Gas Partners	29,306	1,724,072
Williams Partners	62,735	3,129,849
		59,943,566

The accompanying notes are an integral part of the financial statements.

1

Schedule of Investments	May 31, 2013 (Unaudited)

Global X MLP ETF

	Shares	Value
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $57,112,313)		$63,178,618
TOTAL INVESTMENTS — 103.6%
(Cost $57,112,313)		$63,178,618

Percentages are based on Net Assets of $60,984,798

The following is a summary of the inputs used as of May 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Master Limited Partnerships	$63,178,618	$—	$—	$63,178,618
Total Investments in Securities	$63,178,618	$—	$—	$63,178,618

For the period ended May 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended May 31, 2013, there were no Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

2

Schedule of Investments	May 31, 2013 (Unaudited)

Global X Junior MLP ETF

† Percentages based on total investments.

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 102.2%
Basic Materials — 5.5%
Alliance Resource Partners	7,747	$559,953
Oil & Gas — 96.7%
Atlas Pipeline Partners	22,094	822,118
Atlas Resource Partners	10,200	231,846
BreitBurn Energy Partners	36,723	680,477
Crestwood Midstream Partners	11,582	286,654
Crosstex Energy	18,906	364,130
Dorchester Minerals	10,310	248,471
Eagle Rock Energy Partners	44,572	377,079
Equities Midstream Partners	11,153	544,936
EV Energy Partner	15,849	603,213
Exterran Partners	14,670	406,506
Global Partners	6,155	202,561
Holly Energy Partners	12,366	444,681
Legacy Reserves	17,277	457,840
Memorial Production Partners	13,252	249,270
Niska Gas Storage Partners, Cl U	26,264	394,485
PAA Natural Gas Storage	16,909	341,055
PetroLogistics	12,046	162,621
Pioneer Southwest Energy Partners	6,461	209,983
QR Energy	21,887	369,890
Rhino Resource Partners	5,533	77,075
Southcross Energy Partners	8,150	183,049
Suburban Propane Partners	21,127	998,039
Tesoro Logistics	16,314	1,012,121
Transmontaigne Partners	5,504	231,113
		9,899,213
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $9,979,083)		10,459,166
TOTAL INVESTMENTS — 102.2%
(Cost $9,979,083)		$10,459,166

Percentages are based on Net Assets of $10,231,105

Cl — Class

The accompanying notes are an integral part of the financial statements.

3

Schedule of Investments	May 31, 2013 (Unaudited)

Global X Junior MLP ETF

The following is a summary of the inputs used as of May 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Master Limited Partnerships	$10,459,166	$—	$—	$10,459,166
Total Investments in Securities	$10,459,166	$—	$—	$10,459,166

For the period ended May 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended May 31, 2013, there were no Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

4

Statement of Assets and Liabilities
May 31, 2013 (Unaudited)

	Global X MLP	Global X Junior
	ETF	MLP ETF
Assets:
Cost of Investments	$57,112,313	$9,979,083
Investments at Value	$63,178,618	$10,459,166
Cash	57,959	—
Receivable for Capital Shares Sold	792,000	—
Total Assets	64,028,577	10,459,166

Liabilities:
Payable for Investment Securities Purchased	777,184	—
Deferred Tax Liability	2,237,430	154,535
Payable due to Investment Adviser	29,165	6,210
Current Income Tax Payable	—	62,895
Cash Overdraft	—	4,421

Total Liabilities	3,043,779	228,061

Net Assets	$60,984,798	$10,231,105

Net Assets Consist of:
Paid-in Capital	$57,270,571	$9,935,423
Distributions in Excess of Net Investment Loss	(108,843)	(79,328)
Accumulated Net Realized Gain on Investments	26,898	74,425
Net Unrealized Appreciation on Investments, Net of Taxes	3,796,172	300,585

Net Assets	$60,984,798	$10,231,105
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,850,000	650,000

Net Asset Value, Offering and Redemption Price Per Share	$15.84	$15.74

The accompanying notes are an integral part of the financial statements.

5

Statement of Operations
For the period ended May 31, 2013 (Unaudited)

	Global X MLP ETF	Global X Junior MLP ETF(1)
Investment Income:
Dividend Income	$—	$2,661
Distributions from Master Limited Partnerships	1,359,124	261,641
Less: Return of Capital Distributions	(1,359,124)	(261,641)
Total Investment Income	—	2,661

Expenses:
Supervision and Administration Fees(2)	87,381	20,078
Total Expenses	87,381	20,078

Net Investment Loss, Before Taxes	(87,381)	(17,417)

Tax Benefit/(Expense)	32,701	6,512

Net Investment Gain/(Loss), Net of Taxes	(54,680)	(10,905)

Net Realized Gain/(Loss) on:
Investments	19,028	118,869
Tax Benefit/(Expense)	(7,121)	(44,444)

Net Realized Gain on Investments, Net of Taxes	11,907	74,425

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	5,620,200	480,083
Tax Benefit/(Expense)	(2,103,191)	(179,498)

Net Change in Unrealized Appreciation on Investments, Net of Taxes	3,517,009	300,585

Net Realized and Unrealized Gain on Investments, Net of Taxes	3,528,916	375,010

Net Increase in Net Assets Resulting from Operations	$3,474,236	$364,105

(1)	The Fund commenced investment operations on January 14, 2013.
(2)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

6

Statement of Changes in Net Assets

			Global X
	Global X MLP ETF		Junior MLP
		Period Ended	ETF
	Period Ended	November 30,	Period Ended
	May 31, 2013	2012(1)	May 31, 2013(2)
	(Unaudited)	(Audited)	(Unaudited)
Operations:
Net Investment Loss, Net of Taxes	$(54,680)	$(15,240)	$(10,905)
Net Realized Gain on Investments, Net of Taxes	11,907	14,991	74,425
Net Change in Unrealized Appreciation (Depreciation) on Investments, Net of Taxes	3,517,009	279,163	300,585

Net Increase in Net Assets Resulting from Operations	3,474,236	278,914	364,105

Dividends and Distributions:
Net Investment Income	(19,674)	(19,249)	(68,423)
Tax Return of Capital	(1,313,726)	(466,203)	(169,577)

Total Dividends and Distributions	(1,333,400)	(485,452)	(238,000)

Capital Share Transactions:
Issued	42,513,500	16,537,000	10,105,000

Increase in Net Assets from Capital Share Transactions	42,513,500	16,537,000	10,105,000

Total Increase in Net Assets	44,654,336	16,330,462	10,231,105
Net Assets:
Beginning of Period	16,330,462	—	—

End of Period	$60,984,798	$16,330,462	$10,231,105

Distributions in Excess of Net Investment Income, Net of Taxes	$(108,843)	$(34,489)	$(79,328)

Share Transactions:
Issued	2,750,000	1,100,000	650,000

Net Increase in Shares Outstanding from Share Transactions	2,750,000	1,100,000	650,000

(1)	The Fund commenced investment operations on April 18, 2012.

(2)	The Fund commenced investment operations on January 14, 2013.

The accompanying notes are an integral part of the financial statements.

7

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

											Ratio of			Ratio of Investment Income/(Loss) to
											Expenses to Average Net Assets			Average Net Assets
Net Realized
	Net Asset		and							Net
	Value,		Unrealized		Distribution			Net Asset		Assets	Before Net	Net
	Beginning	Net	Gain on	Total from	from Net		Total from	Value, End	Total	End of	Deferred	Deferred	Total	Before Net	Net Deferred	Net	Portfolio
	of Period ($)	Investment	Investments	Operations	Investment	Tax Return of	Distributions	of Period	Return	Period	Tax Expense	Tax Expense	Expenses	Deferred Tax	Tax	Investment	Turnover
	11/30/2012	Loss ($)*	($)	($)	Income ($)	Capital ($)	($)	($)	(%)**	($)(000)	(%)	(%)	(%)	Benefit (%)	Benefit (%)	Loss (%)	(%)
Global X MLP ETF
2013(Unaudited)	14 .85	(0 .04)	1 .50	1 .46	(0 .01)	(0 .46)	(0 .47)	15 .84	9 .89	60,985	0 .45†	10 .70†	11 .15†	(0 .45)†	0 .17†	(0 .28)†	6 .26††
2012(1)	14 .96	(0 .04)	0 .58	0 .54	(0 .02)	(0 .63)	(0 .65)	14 .85	3 .74	16,330	0 .45†	3 .07†	3 .52†	(0 .45)†	0 .17†	(0 .28)†	6 .43††
Global X Junior MLP ETF
2013(2)(Unaudited)	15 .09	(0 .04)	1 .25	1 .21	(0 .16)	(0 .40)	(0 .56)	15 .74	8 .07	10,231	0 .75†	8 .13†	8 .88†	(0 .65)†	0 .24†	(0.41)†	39.97††

(1)	The Fund commenced investment operations on April 18, 2012.
(2)	The Fund commenced investment operations on January 14, 2013.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8

NOTES TO FINANCIAL STATEMENTS

May 31, 2013 (Unaudited)

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware Statutory Trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of May 31, 2013, the Trust had seventy-nine portfolios, thirty-five of which were operational. The financial statements herein and the related notes pertain to the Global X MLP ETF and Global X Junior MLP ETF (each a “Fund”, collectively, the “Funds”). The Funds are non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Global X MLP ETF and Global X Junior MLP ETF from underlying master limited partnership investments generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded. For the period ended May 31, 2013, the Funds estimated that 100% of the MLP distributions received are classified as return of capital.

MASTER LIMITED PARTNERSHIPS – MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the seventy MLPs eligible for inclusion in the Index, approximately two-thirds trade on the NYSE and the remainder trade on the NASDAQ. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

9

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

May 31, 2013 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (“Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of May 31, 2013, there were no securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

10

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

May 31, 2013 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended May 31, 2013 there have been no significant changes to the Funds fair valuation methodologies.

FEDERAL INCOME TAXES – The Funds are taxed as regular C-corporations for federal income tax purposes. Currently, the maximum marginal regular federal income tax rate for a corporation is 35 percent. The Funds may be subject to a 20 percent federal alternative minimum tax on their federal alternative taxable income to the extent that their alternative minimum tax exceeds their regular federal income tax. This differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Funds are not eligible to elect treatment as regulated investment companies due to their investments primarily in MLPs invested in energy assets. As a result, the Funds will be obligated to pay applicable federal and state corporate income taxes on their taxable income as opposed to most other investment companies which are not so obligated. The Funds expect that a portion of the distributions that are received from MLPs may be treated as a tax-deferred return of capital, thus reducing the Funds current tax liability. However, the amount of taxes currently paid by the Funds will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Funds.

11

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

May 31, 2013 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Cash distributions from MLPs to the Funds that exceed such Funds’ allocable share of such MLP’s net taxable income are considered tax-deferred return of capital that will reduce the Funds adjusted tax basis in the equity securities of the MLP. These reductions in the Funds’ adjusted tax basis in the MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Funds on a subsequent sale of the securities. The Funds will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Funds may be liable for previously deferred taxes. The Funds will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate deferred tax liability for purposes of financial statement reporting and determining the Funds’ NAV. From time to time, Global X Management Company LLC will modify the estimates or assumptions related to the Funds’ deferred tax liabilities as new information becomes available. The Funds will generally compute deferred income taxes based on the marginal regular federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits within the income tax expense line in the accompanying statement of operations. Accrued interest and penalties, if any, are included within the related tax liability line in the balance sheet. During the period the Funds did not incur any interest or penalities.

Since the Funds will be subject to taxation on their taxable income, the NAV of Fund shares will also be reduced by the accrual of any deferred tax liabilities.

The Funds’ income tax expense/(benefit) consists of the following:

For the period ended May 31, 2013	Current		Deferred			Total
	MLP	Junior MLP	MLP	Junior MLP	MLP	Junior MLP
Federal	$-	$58,700	$1,943,146	$144,185	$1,943,146	$202,885
State	-	4,195	134,465	10,350	134,465	14,545
Total tax expense	$-	$62,895	$2,077,611	$154,535	$2,077,611	$217,430

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

12

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

May 31, 2013 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Components of the Funds’ deferred tax assets and liabilities are as follows:

For the period ended May 31, 2013
	MLP	Junior MLP
Deferred tax assets:
Net operating loss carryforward	$156,335	$-

Less deferred tax liabilities:
Net unrealized gain on investment securities	(2,393,765)	(154,535)
Net deferred tax liability	$(2,237,430)	$(154,535)

Although the Funds currently have a net deferred tax liability, they review the recoverability of their deferred tax assets based upon the weight of available evidence. When assessing the recoverability of their deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Funds in the future are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Funds in those years. Net operating losses that may be generated by the Funds in the future are eligible to be carried back up to two years and can be carried forward for 20 years to offset income generated by the Funds in those years.

As of May 31, 2013, The Global X MLP ETF had a net operating loss carryforward for federal income tax purposes which may be carried forward for 20 years:

Expiration date	11/30/2033
Amount	$415,139

13

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

May 31, 2013 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Based upon the Funds’ assessment, they have determined that it is more likely than not that their deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, no valuation allowance has been established for the Funds’ deferred tax assets. The Funds will continue to assess the need for a valuation allowance in the future. Significant declines in the fair value of its portfolio of investments may change the Funds’ assessment of the recoverability of these assets and may result in the recording of a valuation allowance against all or a portion of the Funds’ gross deferred tax assets.

Total income tax benefit (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 35% to net investment and realized and unrealized gain/(losses) on investment before taxes as follows:

For the period ended May 31, 2013
	MLP	Junior MLP
Income tax expense at statutory rate (35%)	$1,943,146	$202,885
State income taxes (net of federal benefit) (2.422%)	134,465	14,545
	$2,077,611	$217,430

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits:

For the period ended May 31, 2013
	MLP	Junior MLP
Unrecognized tax benefit - Beginning	$-	$-
Gross increases - tax positions in prior period	-	-
Gross decreases - tax positions in prior period	-	-
Gross increases - tax positions in current period	-	-
Settlement	-	-
Lapse of statute of limitations	-	-
Unrecognized tax benefit - Ending	$-	$-

The Funds recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period ended May 31, 2013 the Funds had no accrued penalties or interest.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the fund. No U.S. federal or state income tax returns are currently under examination. The tax period ended November 30, 2012 remains subject to examination by tax authorities in the United States. Due to the nature of the Funds’ investments, the Funds may be required to file income tax returns in several states. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

14

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

May 31, 2013 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

		Aggregated	Aggregated
		Gross	Gross	Net
	Federal	Unrealized	Unrealized	Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation
Global X MLP ETF	$55,822,110	$8,611,205	$(2,254,697)	$6,356,508
Global X Junior MLP ETF	$10,047,208	$832,313	$(420,355)	$411,958

The difference between cost amounts for financial statement purposes is due primarily to the recognition of pass-through income from the Funds investments in MLP’s.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds intend to declare and make quarterly distributions, or as the Board of Trustees may determine from time to time. Distributions from net investment income are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

Distributions received from the Funds investments in Master Limited Partnerships (“MLPs”) generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the period ended May 31, 2013, the MLP Fund and Junior MLP Fund made the following distributions from MLP distributions received.

	MLP	Junior MLP
Return of capital	$1,313,726	$169,577
Net investment income	19,674	68,423
Total	$1,333,400	$238,000

15

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

May 31, 2013 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

The Funds also expect that a portion of the distributions they receive from MLPs may be treated as a tax deferred return of capital, thus reducing the Funds current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Funds when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Funds.

CREATION UNITS — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares, (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown:

	Creation	Transaction		Redemption
	Unit Shares	Fee	Value	Fee
Global X MLP ETF	50,000	$500	$792,000	$500
Global X Junior MLP ETF	50,000	500	787,000	500

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

Supervision and
Administration Fee
Global X MLP ETF	0.45%
Global X Junior MLP ETF	0.75%

16

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

May 31, 2013 (Unaudited)

3. RELATED PARTY TRANSACTIONS (continued)

SEI Investments Global Funds Services (“SEIGFS”) serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

Cohen Fund Audit Services, Ltd. (“Cohen”) prepares Federal 1120 and state tax returns for the Funds. In addition, among other things, Cohen calculated the estimated tax provisions for financial statement purposes for the Funds fiscal period ended May 31, 2013.

SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement.

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2013, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
Global X MLP ETF	$2,533,188	$2,603,573
Global X Junior MLP ETF	3,159,215	3,165,962

For the period ended May 31, 2013, in-kind transactions associated with creations and redemptions were:

			Realized
	Purchases	Sales and Maturities	Gain (Loss)
Global X MLP ETF	$42,462,640	$-	$-
Global X Junior MLP ETF	10,128,570	-	-

There were no purchases or sales of long term U.S. Government securities for the Funds.

5. CONCENTRATION OF RISKS

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. The Funds may utilize a representative sampling strategy with respect to its Underlying Indices when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its Underlying Index, or, in certain instances, when securities in the Underlying Indices become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the Underlying Indices).

17

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

May 31, 2013 (Unaudited)

5. CONCENTRATION OF RISKS (continued)

Under normal circumstances, the Global X MLP Fund and the Global X Junior MLP Fund intend to invest at least 80% of their total assets in securities of MLPs, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Funds are derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

6. OTHER

At May 31, 2013, the total Shares outstanding that were held by Authorized Participants were as follows. The Authorized Participants have entered into an agreement with the Funds Distributor.

		Percentage of
	Authorized	Shares
	Participants	Outstanding
Global X MLP ETF	3	100%
Global X Junior MLP ETF	3	100%

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

7. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds total assets. Security loans made pursuant to the securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S. based securities and 105% for foreign based securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of May 31, 2013, the Funds had no securities on loan.

8. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds existing contracts and expects the risk of loss to be remote.

18

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

May 31, 2013 (Unaudited)

9. RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued a further update to the guidance “Balance Sheet – Disclosures about Offsetting Assets and Liabilities”. The amendments to this standard require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amended guidance is effective for interim and annual reporting periods beginning after January 1, 2013. At this time, management is evaluating the implications of this update and its impact on the financial statements has not been determined.

10. SUBSEQUENT EVENT

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

19

DISCLOSURE OF FUND EXPENSES (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	12/1/2012	5/31/2013	Ratios(3)	Period(1)
Global X MLP ETF
Actual Fund Return(2)	$1,000.00	$1,098.90	0.45%	$2.35
Hypothetical 5% Return	1,000.00	1,022.69	0.45	2.27
Global X Junior MLP ETF
Actual Fund Return(2)	$1,000.00	$1,080.70	0.75%	$2.95
Hypothetical 5% Return	1,000.00	1,016.07	0.75	3.77

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 182/365 (to reflect the one-half year period.)
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 138/365 (to reflect the one-half year period.)
(3)	Tax benefit/(expense) is not included in the ratio calculation.

20

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not "interested persons" of the mutual fund, as defined in the 1940 Act ("Independent Trustees"), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each fund’s investment advisory agreement and approve each agreement with such changes as the Independent Trustees deem appropriate.

At a quarterly Board meeting held on November 16, 2012, the Board of Trustees (including the Independent Trustees) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement ("Renewal Investment Advisory Agreement") for each Fund covered by this Semi-Annual Report (each a "Renewal Fund") and (ii) the Supervision and Administration Agreement between the Trust ("Renewal Supervision and Administration Agreement"), on behalf of each Renewal Fund, and Global X Management Company ("Global X Management"). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the "Renewal Agreements."

In advance of the Board meeting, the Board (including the Independent Trustees) requested (in writing) detailed information from Global X Management in connection with their consideration of the Renewal Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. One of the Renewal Funds, the Global X Junior MLP ETF, had not commenced operations as of the November 16, 2012 meeting (the “Non-Operational Renewal Fund”). With respect to the Non-Operational Renewal Fund, Global X Management noted that the materials that were presented to the Board at the meeting at which the Non-Operational Renewal Fund was initially approved were still relevant and current.

In determining to approve the continuation of the Renewal Agreements for each Renewal Fund, the Board concluded that the Renewal Agreements were fair and reasonable and in the best interests of each Renewal Fund and its shareholders, respectively. In approving the continuation of the Renewal Agreements for each Renewal Fund, the Board considered among other things the following categories of material factors. In addition, the Board based their determinations regarding the continuation of each of the Renewal Fund Agreements on their consideration of all of the materials provided to them by Global X Management and other service providers for the Renewal Funds throughout the year.

In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves. Certain factors considered by the Board (including the Independent Trustees) with respect to the approval of the continuation of the Renewal Agreements are discussed below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would be provided to each Renewal Fund in accordance with the Renewal Agreements;

•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory, supervision and administrative services to each Renewal Fund;

•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of each Renewal Fund and the composition of each Renewal Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by each Renewal Fund, (iv) select broker-dealers to execute portfolio transactions for each Renewal Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of each Renewal Fund, the

21

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for each Renewal Fund that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including creation units) of each Renewal Fund by shareholders and new investors;

•	the nature, extent and quality of the all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to each Renewal Fund and the adequacy of Global X Management’s personnel resources that would be made available to each Renewal Fund; and
•	Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Renewal Fund by Global X Management.

Performance

With respect to this fact, the Board considered the operational Renewal Fund’s total return and investment performance (as available) relative to (i) the performance of unaffiliated comparable specialized and/or focused exchange-traded funds and other registered funds in the same classification as the Renewal Fund, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of comparable registered funds and pertinent indexes. The Board noted that the Non-Operational Renewal Fund had not yet commenced operations. The Board observed that, for the Non-Operational Renewal Fund, meaningful data relating to investment performance was not available and, therefore, could not be a factor in approving the Renewal Agreements for the Non-Operational Renewal Fund.

Based on these considerations and comparisons, the Board concluded that the investment performance of each operational Renewal Fund did not adversely affect the Board approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management and related services to each Renewal Fund. In this regard, the Board considered the Management Fee for each Renewal Fund under the Renewal Agreements for the various investment advisory, supervisory and administrative services that each Renewal Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by each Renewal Fund).

In addition, the Board considered the current and expected profitability to Global X Management from all services provided to the Renewal Funds and all aspects of Global X Management’s relationship with each of the Renewal Funds. Global X Management noted that it was unlikely that it would generate profits in the upcoming year from its services to the operational Renewal Fund because of the small amount of assets under management and the required payment of certain fixed fees and expenses for the operational Renewal Funds. With respect to the Non-Operational Renewal Fund, Global X Management noted that the information presented to the Board at the meeting at which the Non-Operational Renewal Fund was initially approved was still relevant and current.

Based on these considerations, the Board concluded that the profits anticipated to be realized by Global X Management from its relationship with each of the Renewal Funds would not be excessive and should not preclude approval of the continuance of each Renewal Agreement.

22

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by each of the Renewal Funds. In connection with this consideration, Global X Management provided the Board at the November 16, 2012 meeting (and with respect to the Non-Operational Renewal Fund, at the meeting at which the Non-Operational Renewal Fund was initially approved) with comparative expense data for each of the Renewal Funds, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and other comparable registered funds and fees and expenses paid by other funds that are series of the Trust under the same unified Management Fee structure. With respect to the Non-Operational Renewal Fund, Global X Management noted that the information presented to the Board at the meeting at which the Non-Operational Renewal Fund was initially approved was still relevant and current;

•	the structure of the unified Management Fee structure (which includes as one component the investment advisory fee for each Renewal Fund) and the current total expense ratios for each of the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of each of the Renewal Funds and that the proposed Management Fee for each Renewal Fund was set at a competitive fee to make each Renewal Fund viable in the marketplace; and

•	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each Renewal Fund would bear other expenses not covered under the all-inclusive Management Fee, such as asset-based custody fees and expenses for certain of the Renewal Funds, taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the proposed Management Fee and total expense ratio of each Renewal Fund should not preclude approval of the Renewal Agreements.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the proposed unitary Management Fee for each Renewal Fund reflected these economies of scale;
•	the significant investment of time, personnel and other resources that Global X Management has made and intends to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and
•	that the proposed unitary Management Fee provides a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that continuation of the unitary Management Fee for each Renewal Fund was reasonable.

Other Benefits

The Board considered any other benefits realized by Global X Management as a result from its relations relationships with each Renewal Fund and concluded that all information it considered supported approval of the continuation of the Renewal Agreements.

23

SUPPLEMENTAL INFORMATION (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of its Fund’s holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com

24

NOTES

25

NOTES

26

NOTES

27

623 Fifth Avenue, 15th floor
New York, NY 10022
1-888-GXFund-1
(1-888-493-8631)
www.globalxfunds.com

Investment Adviser:
Global X Management Company LLC
623 Fifth Avenue, 15th floor

New York, NY 10022

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for the Independent Trustees:

Dechert LLP
1175 I Street N.W.
Washington, DC 20007

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-005-0100

Item 2.      Code of Ethics.

Not applicable for semi-annual report.

Item 3.      Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.      Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.      Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.      Schedule of Investments.

Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.      Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.      Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11.      Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12.      Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: August 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: August 8, 2013

By (Signature and Title)*	/s/ Jose C. Gonzalez
Jose C. Gonzalez
CFO

Date: August 8, 2013

* Print the name and title of each signing officer under his or her signature.